Marketable Securities (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common Stock Value	$ 2,358,954	$ 2,358,954
Plate Resources Inc [Member]
Common Shares held	1,360,000
Common Stock Value	76,721
Common Stock Fair Value	$ 166,219